LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2017
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

7.   LONG-TERM INVESTMENTS

BAKKEN PIPELINE SYSTEM

On February 15, 2017, EEP acquired an effective 27.6% interest in the Dakota Access and Energy Transfer Crude Oil Pipelines (collectively, the Bakken Pipeline System) for a purchase price of $2.0 billion (US$1.5 billion). The Bakken Pipeline System was placed into service on June 1, 2017. It connects the Bakken formation in North Dakota to markets in the eastern Petroleum Administration for Defense Districts and the United States Gulf Coast, providing customers with access to premium markets at a competitive cost. For details regarding the Company’s funding arrangement, refer to Note 10.

The Company accounts for its interest in the Bakken Pipeline System under the equity method of accounting. For the three and six months ended June 30, 2017, the Company recognized $8 million in equity earnings for this investment, net of amortization of the purchase price basis difference.

The Company’s equity investment includes the unamortized excess of the purchase price over the underlying net book value, or basis difference, of the investees’ assets at the purchase date, which is comprised of $19 million in goodwill and $1,210 million in amortizable assets included within the Liquids Pipelines segment. The Company amortized $4 million for the three and six months ended June 30, 2017, which was recorded as a reduction to equity earnings.

HOHE SEE OFFSHORE WIND PROJECT

On February 8, 2017, Enbridge acquired an effective 50% interest in EnBW Hohe See GmbH & Co. KG (Hohe See), a German offshore wind development company. Hohe See is co-owned by Enbridge and Energie Baden-Wurttenberg AG, a major German electric utility. Construction of the wind farm began in March 2017 and is expected to be fully operational in late 2019. The carrying amount of the investment is $462 million (€312 million), which is included within the Green Power and Transmission segment, and represents Enbridge’s portion of the costs incurred to date.